Label	Element	Value
Capital Advisors Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
September 29, 2017

CAPITAL ADVISORS GROWTH FUND

Investor Class      CIAOX

a series of Advisors Series Trust

Supplement to Summary Prospectus, Prospectus and Statement of Additional Information ("SAI"), each dated April 30, 2017

Based on a recommendation from Capital Advisors, Inc. (the "Advisor"), investment advisor to the Capital Advisors Growth Fund (the "Fund"), the Board of Trustees of Advisors Series Trust (the "Trust") has approved the elimination of the Fund's Rule 12b-1 Plan and fee.

The Board also approved, at the recommendation of the Advisor, an Amended and Restated Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund's Expense Cap from 1.25% to 1.00%.  This Expense Cap will be in place through at least April 29, 2019.

Effective September 30, 2017, the Fund's Rule 12b-1 fee is eliminated and the Fund's Expense Cap is reduced to 1.00%. Additionally, effective immediately, Mr. Steven V. Soranno will serve as a co-portfolio manager to the Fund.  Information below is also updated with regard to the Advisor's posting of top-ten portfolio holdings on its website.

Accordingly, the following changes are made to the Fund's Summary Prospectus, Prospectus and SAI.

Summary Prospectus and Prospectus

•	The "Fees and Expenses of the Fund" sub-section and the "Example" sub-section on page 1 of the Summary Prospectus and page 3 of the Prospectus are deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Capital Advisors Growth Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 29, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers" found in the Financial Highlights of the statutory prospectus, which reflects the Fund's operating expenses and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.
Capital Advisors Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	646
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,481

[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers" found in the Financial Highlights of the statutory prospectus, which reflects the Fund's operating expenses and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.00% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least April 29, 2019, and may only be terminated by the Board of the Trust. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.